INCOME TAX EXPENSE/(CREDIT) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Tax:
PRC Income Tax	¥ 217	¥ 33	¥ 29
Reversal of income tax refundable	0		27
Current tax expense (income) and adjustments for current tax of prior periods	0
Deferred tax expense	0
Tax per financial statements	¥ 217	¥ 33	¥ 56